Income Taxes - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Inventory	$ 2,955	$ 4,426
Tax credit carryforwards	0	7,780
Operating loss carryforward-statutory tax	755	1,013
Accrued compensated absences	901	735
Allowance for sales discounts	720	411
Depreciation	601	561
Unrealized foreign exchange loss	0	179
Others	1,259	634
Deferred tax assets	7,191	15,739
Deferred tax liabilities:
Acquired intangible assets	(756)	(1,014)
Remeasurement of defined benefit plans	(138)	(107)
Unrealized foreign exchange gain	(71)	(17)
Deferred tax liabilities	$ (965)	$ (1,138)